ORGANIZATION AND PRINCIPAL ACTIVITIES (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended			24 Months Ended		0 Months Ended				0 Months Ended				12 Months Ended			0 Months Ended
	Dec. 30, 2011 item	Dec. 31, 2011 item	Dec. 31, 2013 CNY	Dec. 31, 2012 item	Dec. 31, 2011 item	Dec. 31, 2012 item	Dec. 31, 2009 item	Dec. 30, 2011 21st School	Dec. 30, 2011 Beijing Siwa Century Facility Management Co.	Dec. 19, 2012 Soochow University	Sep. 30, 2013 Tianjin Ambow Huaying Education Technology Co., Ltd	Aug. 05, 2010 Warrant USD ($)	Jun. 30, 2013 Class A ordinary shares	Jun. 03, 2013 Class A ordinary shares USD ($)	Jun. 03, 2013 Class A ordinary shares CNY	Dec. 31, 2013 Class A ordinary shares	Aug. 31, 2010 Class A ordinary shares	Aug. 05, 2010 Class A ordinary shares	Aug. 05, 2010 Series B convertible redeemable preferred shares Warrant USD ($)	Aug. 05, 2010 American Depository Shares USD ($)
ORGANIZATION AND PRINCIPAL ACTIVITIES
Number of acquisitions						8	24
Number of acquisitions accounted for as business combinations				1	7		23
Number of acquisitions of operating rights							1
Number of shares issued												590,193	30,801,128			30,801,128				10,677,207
Ownership interest (as a percent)											100.00%
Issue price of American depositary shares (in dollars per share)																				$ 10.0
Equivalent number of shares for each American depositary share																	2	2
Number of warrants exercised (in shares)																			196,731
Exercise price (in dollars per share)																			$ 0.75
Share exchange ratio												0.33
Fair value of the exercised warrants												$ 362
Number of entities disposed off		5
Number of businesses disposed off		4
Number of entities to be sold as per the agreement	2
Ownership percentage held in discontinued operations									100.00%	70.00%
Total purchase consideration of shares issued			129,772											$ 21,000	130,823
Additional term for which control and legal title on 21st School is maintained								15 years